Columbia Large Cap Growth Fund
Third Quarter Report
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 13.3%
Entertainment 1.1%
TKO Group Holdings, Inc.	362,933	59,125,415
Interactive Media & Services 12.2%
Alphabet, Inc., Class A	1,126,727	178,924,247
Alphabet, Inc., Class C	1,309,247	210,644,750
Meta Platforms, Inc., Class A	481,388	264,282,012
Total		653,851,009
Total Communication Services		712,976,424
Consumer Discretionary 14.2%
Automobiles 2.1%
Tesla, Inc.(a)	388,127	109,513,914
Broadline Retail 7.4%
Amazon.com, Inc.(a)	2,135,551	393,838,316
Hotels, Restaurants & Leisure 2.7%
DraftKings, Inc., Class A(a)	1,530,538	50,951,610
Expedia Group, Inc.	246,389	38,665,826
Hilton Worldwide Holdings, Inc.	253,453	57,148,582
Total		146,766,018
Specialty Retail 1.4%
TJX Companies, Inc. (The)	575,431	74,046,461
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	577,962	32,597,057
Total Consumer Discretionary		756,761,766
Consumer Staples 4.1%
Consumer Staples Distribution & Retail 2.9%
Costco Wholesale Corp.	152,804	151,963,578
Household Products 1.2%
Procter & Gamble Co. (The)	401,895	65,336,070
Total Consumer Staples		217,299,648
Financials 4.5%
Capital Markets 1.1%
Goldman Sachs Group, Inc. (The)	110,311	60,400,788
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 3.4%
Visa, Inc., Class A	523,875	180,998,813
Total Financials		241,399,601
Health Care 9.7%
Biotechnology 2.2%
Insmed, Inc.(a)	339,358	24,433,776
Natera, Inc.(a)	202,263	30,527,555
Vertex Pharmaceuticals, Inc.(a)	118,249	60,247,865
Total		115,209,196
Health Care Equipment & Supplies 2.6%
Boston Scientific Corp.(a)	495,179	50,939,064
Intuitive Surgical, Inc.(a)	173,928	89,712,062
Total		140,651,126
Health Care Providers & Services 1.2%
Cencora, Inc.	212,773	62,272,274
Pharmaceuticals 3.7%
Eli Lilly & Co.	221,070	198,730,877
Total Health Care		516,863,473
Industrials 6.4%
Aerospace & Defense 1.0%
General Dynamics Corp.	183,610	49,963,953
Commercial Services & Supplies 1.6%
Cintas Corp.	399,874	84,645,328
Electrical Equipment 2.1%
AMETEK, Inc.	308,910	52,384,958
Eaton Corp. PLC	205,455	60,479,788
Total		112,864,746
Ground Transportation 1.7%
Uber Technologies, Inc.(a)	1,141,582	92,479,558
Total Industrials		339,953,585
Information Technology 46.2%
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity PLC	437,693	64,069,501

Columbia Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Growth Fund, April 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 12.8%
Broadcom, Inc.	681,631	131,193,519
NVIDIA Corp.	4,740,157	516,297,900
ON Semiconductor Corp.(a)	942,621	37,422,054
Total		684,913,473
Software 21.5%
Adobe, Inc.(a)	229,403	86,021,537
Atlassian Corp., Class A(a)	288,889	65,956,248
Crowdstrike Holdings, Inc., Class A(a)	195,016	83,636,512
Datadog, Inc., Class A(a)	517,515	52,869,332
Gitlab, Inc., Class A(a)	667,579	31,155,912
Microsoft Corp.	1,424,261	562,953,403
Palo Alto Networks, Inc.(a)	458,673	85,739,744
ServiceNow, Inc.(a)	114,014	108,884,510
Synopsys, Inc.(a)	153,795	70,593,443
Total		1,147,810,641
Technology Hardware, Storage & Peripherals 10.7%
Apple, Inc.	2,706,116	575,049,650
Total Information Technology		2,471,843,265
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc.	71,354	61,417,956
Total Real Estate		61,417,956
Total Common Stocks (Cost $1,967,971,815)		5,318,515,718

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
U.S. Large Cap 0.1%
Columbia Research Enhanced Core ETF(b)	169,788	5,572,442
Total Exchange-Traded Equity Funds (Cost $4,088,495)		5,572,442

Money Market Funds 0.4%

Columbia Short-Term Cash Fund, 4.503%(b),(c)	21,780,184	21,773,650
Total Money Market Funds (Cost $21,774,641)		21,773,650
Total Investments in Securities (Cost: $1,993,834,951)		5,345,861,810
Other Assets & Liabilities, Net		(1,061,799)
Net Assets		5,344,800,011
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	18,053,573	29,743,353	(40,774,138)	(1,450,346)	5,572,442	163,748	938,970	290,498	169,788
Columbia Short-Term Cash Fund, 4.503%
	23,320,677	501,805,492	(503,350,800)	(1,719)	21,773,650	—	(4,230)	1,132,689	21,780,184
Total	41,374,250			(1,452,065)	27,346,092	163,748	934,740	1,423,187

(c)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Columbia Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Large Cap Growth Fund, April 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Large Cap Growth Fund  | 2025

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3QT174_07_R01_(06/25)